UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota         November 14, 2007
--------------------        ------------------------       ------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $1,081,642
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12029                Waterstone Market Neutral Master Fund, Ltd.

2.        028-10926                Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5          COL 6    COLUMN 7       COLUMN 8

                                                               VALUE     SHRS OR    SH/ PUT/   INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)   PRN AMT    PRN CALL   DISCRTN   MANAGERS   SOLE SHARED NONE
3M CO                          COM               88579Y101      6,981        74,600 SH         DEFINED     1, 2     SOLE
ADVANCED MICRO DEVICES INC     COM               007903107      5,477       414,900 SH         DEFINED     1, 2     SOLE
ADVANCED MICRO DEVICES INC     COM               007903107      1,268        13,000     PUT    DEFINED     1, 2     SOLE
ALLERGAN INC                   COM               018490102      6,009        93,200 SH         DEFINED     1, 2     SOLE
AMERICAN EXPRESS CO            COM               025816109      8,327       140,261 SH         DEFINED     1, 2     SOLE
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0   037933AB4     37,963    37,004,000 PRN        DEFINED     1, 2     SOLE
ARCHER DANIELS MIDLAND CO      COM               039483102      8,750       264,500 SH         DEFINED     1, 2     SOLE
ARCHER DANIELS MIDLAND CO      COM               039483102      3,259         4,099     PUT    DEFINED     1, 2     SOLE
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105      2,492        89,300 SH         DEFINED     1, 2     SOLE
AT&T INC                       COM               00206R102     18,711       442,230 SH         DEFINED     1, 2     SOLE
BEST BUY INC                   COM               086516101      5,047       109,664 SH         DEFINED     1, 2     SOLE
BEST BUY INC                   COM               086516101      1,126         5,362     PUT    DEFINED     1, 2     SOLE
BRE PROPERTIES INC             NOTE 4.125% 8/1   05564EBH8      2,528     2,500,000 PRN        DEFINED     1, 2     SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167BZ9     33,234    32,500,000 PRN        DEFINED     1, 2     SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167CA3     40,904    40,000,000 PRN        DEFINED     1, 2     SOLE
CIBER INC                      SDCV 2.875%12/1   17163BAB8     15,880    16,579,000 PRN        DEFINED     1, 2     SOLE
E M C CORP MASS                COM               268648102      7,200        10,000     CALL   DEFINED     1, 2     SOLE
E M C CORP MASS                COM               268648102        415         7,542     PUT    DEFINED     1, 2     SOLE
FLIR SYS INC                   NOTE 3.000% 6/0   302445AB7     48,412    19,042,000 PRN        DEFINED     1, 2     SOLE
FORD MTR CO DEL                COM PAR $0.01     345370860      5,011       590,230 SH         DEFINED     1, 2     SOLE
GETTY IMAGES INC               SDCV 0.500% 6/0   374276AH6     32,260    33,750,000 PRN        DEFINED     1, 2     SOLE
GILEAD SCIENCES INC            COM               375558103     57,757     1,413,180 SH         DEFINED     1, 2     SOLE
GMX RES INC                    COM               38011M108      1,335        41,500 SH         DEFINED     1, 2     SOLE
GREY GLOBAL GROUP INC          SDCV 5.000%10/1   39787MAB4     12,044     9,000,000 PRN        DEFINED     1, 2     SOLE
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1   410768AE5     37,617    20,300,000 PRN        DEFINED     1, 2     SOLE
HEADWATERS INC                 NOTE 2.875% 6/0   42210PAB8      2,993     3,448,000 PRN        DEFINED     1, 2     SOLE
HEALTH MGMT ASSOC INC NEW      NOTE 4.375% 8/0   421933AF9     29,948    30,500,000 PRN        DEFINED     1, 2     SOLE
HRPT PPTYS TR                  COM SH BEN INT    40426W101      1,438       145,400 SH         DEFINED     1, 2     SOLE
IMCLONE SYS INC                NOTE 1.375% 5/1   45245WAF6     69,595    74,700,000 PRN        DEFINED     1, 2     SOLE
INFORMATICA CORP               COM               45666Q102      2,281       145,300 SH         DEFINED     1, 2     SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1   514936AB9     28,938    31,500,000 PRN        DEFINED     1, 2     SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1   514936AD5      4,236     4,500,000 PRN        DEFINED     1, 2     SOLE
LINCARE HLDGS INC              DBCV 3.000% 6/1   532791AB6     20,972    21,330,000 PRN        DEFINED     1, 2     SOLE
LOWES COS INC                  COM               548661107     15,484       552,623 SH         DEFINED     1, 2     SOLE
LOWES COS INC                  COM               548661107      5,929         8,470     PUT    DEFINED     1, 2     SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AG2     15,730    16,452,000 PRN        DEFINED     1, 2     SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AH0      8,826     9,375,000 PRN        DEFINED     1, 2     SOLE
MASCO CORP                     COM               574599106      5,373       231,888 SH         DEFINED     1, 2     SOLE
NEKTAR THERAPEUTICS            COM               640268108      2,970       336,400 SH         DEFINED     1, 2     SOLE
NEW YORK CMNTY CAP TR V        BONUSES           64944P307     50,609     1,012,227 SH         DEFINED     1, 2     SOLE
NOVELL INC                     DBCV 7.830% 7/1   670006AC9     39,630    41,500,000 PRN        DEFINED     1, 2     SOLE
PETROQUEST ENERGY INC          COM               716748108        645        60,100 SH         DEFINED     1, 2     SOLE
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3   717125AC2      9,908    10,770,000 PRN        DEFINED     1, 2     SOLE
PLACER DOME INC                DBCV 2.750%10/1   725906AK7     21,121    12,500,000 PRN        DEFINED     1, 2     SOLE
PRUDENTIAL FINL INC            COM               744320102     13,915       142,600 SH         DEFINED     1, 2     SOLE
QUANEX CORP                    DBCV 2.500% 5/1   747620AE2      1,908     1,000,000 PRN        DEFINED     1, 2     SOLE
QWEST COMMUNICATIONS INTL IN   COM               749121109      1,119       122,200 SH         DEFINED     1, 2     SOLE
REINSURANCE GROUP AMER INC     PFD TR INC EQ     759351307     14,271       197,500 SH         DEFINED     1, 2     SOLE
RF MICRODEVICES INC            NOTE 1.000% 4/1   749941AJ9      4,154     4,160,000 PRN        DEFINED     1, 2     SOLE
SANDISK CORP                   COM               80004C101      9,922         8,200     CALL   DEFINED     1, 2     SOLE
SCIELE PHARMA INC              NOTE 2.625% 5/1   808627AA1     32,519    30,300,000 PRN        DEFINED     1, 2     SOLE
SLM CORP                       COM               78442P106     15,894       320,000 SH         DEFINED     1, 2     SOLE
ST JUDE MED INC                DBCV 1.220%12/1   790849AD5     20,412    20,000,000 PRN        DEFINED     1, 2     SOLE
SYMANTEC CORP                  NOTE 1.000% 6/1   871503AF5    102,666    89,050,000 PRN        DEFINED     1, 2     SOLE
TARGET CORP                    COM               87612E106     28,556       449,200 SH         DEFINED     1, 2     SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     10,079       226,656 SH         DEFINED     1, 2     SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209      2,061         3,714     CALL   DEFINED     1, 2     SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209      2,138         2,500     CALL   DEFINED     1, 2     SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209      1,595         6,579     PUT    DEFINED     1, 2     SOLE
THERMO FISHER SCIENTIFIC INC   COM               883556102      9,247       160,200 SH         DEFINED     1, 2     SOLE
THORNBURG MTG INC              PFD CONV SER F    885218701      6,060       216,950 SH         DEFINED     1, 2     SOLE
TRINITY INDS INC               NOTE 3.875% 6/0   896522AF6     38,416    37,000,000 PRN        DEFINED     1, 2     SOLE
VORNADO RLTY L P               DBCV 3.625%11/1   929043AE7      4,903     5,000,000 PRN        DEFINED     1, 2     SOLE
VORNADO RLTY TR                DBCV 2.850% 3/1   929042AC3      7,038     7,500,000 PRN        DEFINED     1, 2     SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AJ0      4,708     5,000,000 PRN        DEFINED     1, 2     SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AK7      1,412     1,500,000 PRN        DEFINED     1, 2     SOLE
WYETH                          COM               983024100      4,664       104,700 SH         DEFINED     1, 2     SOLE
XILINX INC                     DBCV 3.125% 3/1   983919AD3      7,349     7,500,000 PRN        DEFINED     1, 2     SOLE

SK 21823 0003 825264